SHARE CAPITAL (Detail) - Weighted Average Assumptions of Non-Employee Stock Options - Non-employee Options [Member] - USD ($)	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Stock price (CAD$)	$ 0.28	$ 0.25
Exercise price (CAD$)	$ 0.21	$ 0.19
Risk-free interest rate (%)	118.00%	123.00%
Expected life (years)	3 years 6 months	3 years 10 months
Expected volatility (%)	101.00%	101.00%
Expected dividends ($)